Securities Sold under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Securities Sold under Agreements to Repurchase

	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
Interbank market	101,641	181,121
Stock exchange market	47,317	58,325

Total	148,958	239,446

Maturing:
Within 30 days	148,958	237,371
More than 30 days within 90 days	—	2,075

Total	148,958	239,446